UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21504

Advent/Claymore Enhanced Growth & Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY 10018

(Address of principal executive offices)(Zip code)

Robert White, Treasurer

Advent/Claymore Enhanced Growth & Income Fund

1065 Avenue of the Americas

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments

July 31, 2005 (unaudited)

Number of Shares		Value
	Long-Term Investments — 102.6%
	Common Stocks — 57.9%
	Aerospace and Defense — 1.6%
100,000	BE Aerospace, Inc. (a)	$1,753,000
75,000	Empresa Brasileira de Aeronautica SA ADR (Brazil)	2,425,500

		4,178,500

	Aluminum, Steel and Other Metals — 9.8%
54,200	Alcoa, Inc. (b)	1,520,310
63,420	BHP Billiton PLC ADR (United Kingdom)	1,831,570
95,000	Cameco Corp. (Canada)	4,460,250
50,000	Cleveland-Cliffs, Inc.	3,635,500
100,000	Companhia Siderurgica Nacional SA ADR (Brazil)	1,868,000
50,000	Freeport-McMoRan Copper & Gold, Inc., Class B	2,014,000
150,000	Gerdau Ameristeel Corp. (Canada)	759,000
250,000	Gerdau SA ADR (Brazil)	2,597,500
55,400	Southern Peru Copper Corp.	2,836,480
75,000	Steel Dynamics, Inc.	2,412,000
40,000	United States Steel Corp. (b)	1,706,000

		25,640,610

	Banking and Finance — 1.4%
60,000	Bank of America Corp.	2,616,000
15,000	Wells Fargo & Co.	920,100

		3,536,100

	Beverages, Food and Tobacco — 3.1%
85,000	Bunge Ltd. (Bermuda)	5,218,150
150,000	Sara Lee Corp.	2,989,500

		8,207,650

	Biotechnology — 0.8%
92,800	PerkinElmer, Inc.	1,946,944

	Building Products and Services — 2.1%
30,000	Pulte Homes, Inc. (b)	2,808,600
50,000	Toll Brothers, Inc. (a)(b)	2,771,000

		5,579,600

	Chemicals — 2.9%
29,200	Celanese Corp., Class A	549,544
50,000	Lyondell Chemical Co.	1,397,000
12,000	Potash Corp. of Saskatchewan, Inc. (Canada)	1,278,720
90,000	The Dow Chemical Co.	4,315,500

		7,540,764

	Commercial Services — 0.1%
4,000	Paychex, Inc.	139,640

	Communications, Media and Entertainment — 0.9%
75,000	Cablevision Systems Corp., Class A (a)	2,322,750

	Computers—Software and Peripherals — 0.9%
63,500	Activision, Inc. (a)	1,291,590
25,000	Avid Technology, Inc. (a)	1,028,750
800	Infosys Technologies Ltd. ADR (India)	56,944

		2,377,284

	Consumer Staples — 1.9%
75,000	Altria Group, Inc. (b)	5,022,000

	Diversified Manufacturing — 0.7%
50,000	Trinity Industries, Inc.	1,852,500

	Electronic Equipment and Components — 0.6%
50,000	Texas Instruments, Inc.	1,588,000

	Financial Services — 2.4%
150,000	Ameritrade Holding Corp. (a)	2,929,500
40,000	Capital One Financial Corp.	3,300,000

		6,229,500

	Health Care Products and Services — 1.9%
50,000	Johnson & Johnson	3,198,000
35,000	UnitedHealth Group, Inc.	1,830,500

		5,028,500

	Household Products — 0.3%
30,000	Newell Rubbermaid, Inc.	746,100

	Internet — 5.3%
90,000	IAC/InterActiveCorp. (a)	2,403,000
200,000	InfoSpace, Inc. (b)	4,828,000
90,000	Priceline.com, Inc. (a)(b)	2,235,600
50,000	Symantec Corp. (a)	1,098,500
100,000	Yahoo! Inc. (a)	3,334,000

		13,899,100

	Leisure and Entertainment — 0.9%
40,000	Wynn Resorts, Ltd. (a)	2,252,000

	Mining — 1.6%
125,000	Alpha Natural Resources, Inc. (a)	3,500,000
53,200	Placer Dome, Inc. (Canada)	737,884

		4,237,884

	Oil and Gas — 9.2%
25,000	EnCana Corp. (Canada)	1,033,750
50,000	Murphy Oil Corp.	2,652,000
80,000	Penn West Energy Trust (Canada)	2,022,921
50,000	Petroleo Brasileiro SA ADR (Brazil)	2,286,000
115,329	Pride International, Inc. (a)(b)	3,000,860
60,000	Royal Dutch Shell PLC ADR, Class A (Netherlands) (a)	3,676,800
20,000	Schlumberger Ltd.	1,674,800
40,000	Tesoro Corp.	1,928,800
30,000	Unocal Corp.	1,945,500
35,000	Weatherford International Ltd. (Bermuda) (a)	2,214,800
27,700	YPF SA ADR (Argentina)	1,559,510

		23,995,741

	Pharmaceuticals — 1.0%
50,600	Biogen Idec, Inc. (a)	1,988,074
86,100	Elan Corp. PLC ADR (Ireland) (a)	644,028

		2,632,102

	Real Estate Investment Trusts — 1.3%
50,000	The Mills Corp.	3,253,000

	Retail — Specialty Stores — 0.4%
40,000	The Great Atlantic & Pacific Tea Co., Inc. (a)	1,146,000

	Telecommunications — 3.8%
86,500	Alamosa Holdings, Inc. (a)	1,389,190
100,000	Avaya, Inc. (a)	1,033,000
150,000	Consolidated Communications Holdings, Inc.	2,184,000
70,000	Motorola, Inc.	1,482,600
50,000	Scientific-Atlanta, Inc.	1,925,000
75,000	Sprint Corp.	2,017,500

		10,031,290

	Transportation — 2.4%
40,000	Canadian Pacific Railway Ltd. (Canada)	1,553,600
120,000	General Maritime Corp. (Marshall Islands)	4,678,800

		6,232,400

	Utilities — 0.6%
30,000	Exelon Corp.	1,605,600

	Total Common Stocks (Cost $149,496,969)	151,221,559

	Convertible Preferred Stocks — 8.0%
	Aluminum, Steel and Other Metals — 0.7%
2,000	Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%	1,927,250

	Automotive — 0.5%
28,800	Ford Motor Co. Capital Trust II, 6.50%, 2032 (b)	1,201,248

	Communications Equipment — 2.0%
5,100	Lucent Technologies Capital Trust I, 7.75%, 2017	5,082,788

	Insurance — 1.9%
1,560	Fortis Insurance NV, 7.75%, 2008 (Netherlands) (c)	1,737,450
125,000	The PMI Group, Inc., Ser. A, 5.875%, 2006 (b)	3,121,250

		4,858,700

	Office Equipment — 0.5%
11,850	Xerox Corp., 6.25%, 2006	1,367,490

	Retail — Specialty Stores — 1.4%
161,563	Albertson's, Inc., 7.25%, 2007 (b)	3,675,558

	Utilities — 1.0%
2,435	NRG Energy, Inc., Ser. 4 (2), 4.00% (c)	2,705,285

	Total Convertible Preferred Stocks
	(Cost $21,715,160)	20,818,319

Principal Amount
	Corporate Bonds — 25.1%
	Aluminum, Steel and Other Metals — 0.8%
2,000,000	Chaparral Steel Co., B 10.00%, 7/15/13, Senior Unsecured Notes (c)	2,095,000

	Automotive — 1.8%
3,000,000	Dura Operating Corp., Ser. B, B- 8.625%, 4/15/12, Company Guarantee Notes	2,850,000
2,000,000	Visteon Corp., B- 7.00%, 3/10/14, Senior Notes	1,770,000

		4,620,000

	Building Products and Services — 1.4%
3,830,000	U.S. Concrete, Inc., B- 8.375%, 4/01/14, Senior Subordinated Notes	3,676,800

	Chemicals — 0.4%
1,000,000	PolyOne Corp., B+ 10.625%, 5/15/10, Company Guarantee Notes	1,075,000

	Commercial Services — 0.4%
1,000,000	Language Line, Inc., CCC+ 11.125%, 6/15/12, Senior Subordinated Notes	950,000

	Communications Equipment — 1.7%
5,000,000	Lucent Technologies, Inc., B 6.45%, 3/15/29, Debentures	4,456,250

	Communications, Media and Entertainment — 2.9%
5,000,000	Charter Communications, Inc., CCC- 10.00%, 5/15/11, Senior Notes	3,912,500
3,500,000	Mediacom LLC, B 9.50%, 1/15/13, Senior Notes	3,578,750

		7,491,250

	Computers — Software and Peripherals — 0.0%
58,000	Sungard Data Systems, Inc., B- 10.25%, 8/15/15, Senior Subordinated Notes (c)	60,103

	Electronic Equipment and Components — 0.6%
2,000,000	Amkor Technology, Inc., B- 7.75%, 5/15/13, Senior Notes	1,700,000

	Forest Products — 1.2%
4,000,000	Tembec Industries, Inc., B 8.50%, 2/01/11, Company Guarantee Notes (Canada)	3,200,000

	Leisure and Entertainment — 1.9%
3,000,000	AMC Entertainment, Inc., CCC+ 9.875%, 2/01/12, Senior Subordinated Notes	3,030,000
2,000,000	SixFlags, Inc., CCC 9.625%, 6/01/14, Senior Notes	1,942,500

		4,972,500

	Mining — 1.7%
4,425,000	Hudson Bay Mining and Smelting Co, Ltd., B 9.625%, 1/15/12, Secured Notes (Canada) (c)	4,425,000

	Oil and Gas — 0.8%
2,000,000	United Refining Co., B- 10.50%, 8/15/12, Senior Notes (c)	2,090,000

	Retail — Specialty Stores — 1.8%
1,000,000	The Jean Coutu Group (PJC), Inc., B 8.50%, 8/01/14, Senior Subordinated Notes (Canada)	991,250
3,500,000	Movie Gallery, Inc., B- 11.00%, 5/01/12, Senior Unsecured Notes (c)	3,622,500

		4,613,750

	Special Purpose Entity — 5.0%
13,000,000	Dow Jones CDX HY, Ser. 3-4, NR 10.50%, 12/29/09 (c)	13,032,500

	Telecommunications — 2.7%
	Hawaiian Telcom Communications, Inc., B-
2,000,000	9.75%, 5/01/13, Senior Notes (c)	2,160,000
2,000,000	12.50%, 5/01/15, Senior Subordinated Notes (c)	2,167,500
3,000,000	INTELSAT Ltd., B 7.625%, 4/15/12, Senior Notes (Bermuda)	2,662,500

		6,990,000

	Total Corporate Bonds (Cost $66,106,004)	65,448,153

	Convertible Bonds — 11.6%
	Airlines — 0.6%
2,000,000	ExpressJet Holdings, Inc., NR 4.25%, 8/01/23, Convertible Notes	1,707,500

	Automotive — 1.9%
118,550	General Motors Corp., Ser. A, BB 4.50%, 3/06/32, Senior Convertible Notes	2,923,443
106,300	General Motors Corp., Ser. B, BB 5.25%, 3/06/32, Senior Convertible Notes (b)	2,116,433

		5,039,876

	Commercial Services — 0.7%
2,000,000	BearingPoint, Inc., CCC+ 2.50%, 12/15/24, Convertible Notes (c)	1,945,000

	Communications Equipment — 0.8%
1,900,000	Lucent Technologies, Inc., Ser. B, B 2.75%, 6/15/25, Senior Unsecured Convertible Notes	2,135,125

	Electronic Equipment and Components — 0.6%
1,450,000	Flextronics International Ltd., BB- 1.00%, 8/01/10, Subordinated Convertible Notes (Singapore)	1,509,812

	Mining — 1.1%
2,800,000	Placer Dome, Inc., BBB+ 2.75%, 10/15/23, Senior Convertible Notes (Canada)	2,835,000

	Pharmaceuticals — 1.0%
3,000,000	Valeant Pharmaceuticals International, B 4.00%, 11/15/13, Subordinated Convertible Notes	2,696,250

	Special Purpose Entity — 1.4%
1,000,000	Elan Capital Corp. Ltd., CCC+ 6.50%, 11/10/08, Company Guarantee Notes (Ireland)	1,252,600
2,000,000	Qiagen Finance SA, NR 1.50%, 8/18/24, Company Guarantee Notes (Luxembourg)	2,290,772

		3,543,372

	Telecommunications — 3.3%
3,366,000	Andrew Corp., B+ 3.25%, 8/15/13, Subordinated Convertible Notes	3,483,810
3,000,000	Millicom International Cellular SA, B- 4.00%, 1/07/10, Convertible Debentures (Luxembourg)	2,862,447
2,100,000	Tekelec, Inc., NR 2.25%, 6/15/08, Senior Subordinated Notes	2,191,875

		8,538,132

	Transportation — 0.2%
500,000	CP Ships Ltd., BB+ 4.00%, 6/30/24, Senior Subordinated Notes (Canada)	485,625

	Total Convertible Bonds
	(Cost $32,315,477)	30,435,692

	Total Investments — 102.6%
	(Cost $269,633,610)	267,923,723
	Liabilities in excess of other assets — (0.8%)	(2,220,323)
	Total Options Written — (1.8%)	(4,645,085)

	Net Assets — 100.0%	$261,058,315

ADR	—American Depositary Receipt.
LLC	—Limited Liability Corp.
PLC	—Public Limited Co.

(a)	Non-income producing security.
(b)	All or a portion of these securities with an aggregate market value of $20,640,997 have been physically segregated to collateralize written call options.
(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to 13.8% of net assets.

Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s.

See previously submitted notes to financial statements for the semi-annual period ended April 30, 2005.

Option Contracts Outstanding

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Market Value
635	Activision, Inc.	August 2005	$17.50	$187,325
865	Alamosa Holdings, Inc.	August 2005	15.00	105,963
75	Alcoa, Inc.	August 2005	27.50	6,000
467	Alcoa, Inc.	September 2005	30.00	11,675
883	Alpha Natural Resources, Inc.	August 2005	25.00	291,390
195	Alpha Natural Resources, Inc.	August 2005	30.00	8,775
20	Altria Group, Inc.	August 2005	65.00	4,800
416	Altria Group, Inc.	August 2005	70.00	6,240
1,500	Ameritrade Holding Corp.	August 2005	20.00	45,000
402	Andrew Corp.	September 2005	15.00	4,020
200	Assurant, Inc.	September 2005	35.00	49,500
25	Bank of America Corp.	August 2005	45.00	375
500	Bank of America Corp.	August 2005	47.50	5,000
750	BE Aerospace, Inc.	August 2005	15.00	202,500
250	BE Aerospace, Inc.	September 2005	15.00	65,000
250	BearingPoint, Inc.	October 2005	7.50	25,625
101	Biogen Idec, Inc.	September 2005	45.00	3,787
300	Cameco Corp.	August 2005	45.00	82,500
217	Cameco Corp.	August 2005	50.00	9,765
400	Canadian Pacific Railway Ltd.	August 2005	35.00	160,000
100	Capital One Financial Corp.	August 2005	85.00	5,000
300	Capital One Financial Corp.	September 2005	80.00	124,500
292	Celanese Corp.	September 2005	17.50	46,720
500	Cleveland-Cliffs, Inc.	August 2005	65.00	405,000
85	Compania Anonima Nacional Telefonos de Venezuela	October 2005	20.00	4,250
25	Compania Anonima Nacional Telefonos de Venezuela	October 2005	22.50	1,125
250	EnCana Corp.	August 2005	40.00	53,125
708	Freeport-McMoRan Copper & Gold, Inc.	August 2005	40.00	77,880
6	Freeport-McMoRan Copper & Gold, Inc.	September 2005	45.00	165
500	General Motors Corp.	August 2005	40.00	7,500
200	Gerdau SA ADR	September 2005	11.625	5,250
300	Gerdau SA ADR	September 2005	13.375	4,500
500	IAC/InterActive Corp.	August 2005	25.00	97,500
332	IAC/InterActive Corp.	August 2005	27.50	14,940
250	Infospace, Inc.	August 2005	25.00	13,750
451	Infospace, Inc.	August 2005	35.00	2,255
500	Lyondell Chemical Co.	August 2005	25.00	155,000
166	Mitsubishi Tokyo Financial Group, Inc.	August 2005	10.00	830
350	Motorola, Inc.	August 2005	18.00	112,000
350	Motorola, Inc.	August 2005	19.00	78,750
300	Murphy Oil Corp.	August 2005	55.00	21,000
300	Newell Rubbermaid, Inc.	August 2005	22.50	75,000
100	NRG Energy, Inc.	September 2005	40.00	9,500
40	Paychex, Inc.	August 2005	30.00	19,800
900	PerkinElmer, Inc.	August 2005	20.00	114,750
500	Placer Dome, Inc.	August 2005	15.00	7,500
40	Placer Dome, Inc.	August 2005	17.50	200
120	Potash Corp. of Saskatchewan, Inc.	August 2005	105.00	44,400
255	Priceline.com, Inc.	August 2005	25.00	21,675
500	Pride International, Inc.	August 2005	25.00	77,500
300	Pulte Homes, Inc.	August 2005	85.00	279,000
40	Qiagen Finance SA	August 2005	10.00	13,600
50	Qiagen Finance SA	August 2005	12.50	5,000
550	Southern Peru Copper Corp.	August 2005	50.00	115,500
750	Sprint Corp.	September 2005	27.50	39,375
750	Steel Dynamics, Inc.	August 2005	30.00	198,750
500	Symantec Corp.	August 2005	22.50	22,500
100	Tesoro Corp.	August 2005	45.00	39,500
200	Tesoro Corp.	August 2005	50.00	22,000
500	Texas Instruments, Inc.	August 2005	32.50	15,000
894	The Dow Chemical Co.	August 2005	50.00	29,055
400	The Great Atlantic & Pacific Tea Co., Inc.	September 2005	30.00	52,000
250	The Mills Corp.	September 2005	60.00	138,750
250	The Mills Corp.	September 2005	65.00	44,375
250	The PMI Group, Inc.	September 2005	40.00	47,500
310	Toll Brothers, Inc.	August 2005	50.00	182,900
190	Toll Brothers, Inc.	August 2005	55.00	41,800
500	Trinity Industries, Inc.	August 2005	35.00	121,250
400	United States Steel Corp.	August 2005	40.00	132,000
250	UnitedHealth Group, Inc.	August 2005	50.00	65,000
250	Unocal Corp.	August 2005	65.00	26,250
350	Weatherford International Ltd.	August 2005	65.00	25,375
400	Wynn Resorts Ltd.	August 2005	55.00	112,000

	Total Call Options Written (Premiums received $2,939,842)			$4,645,085

(a) Non-income producing security.

Country Breakdown*
United States	75.7%
Canada	8.9%
Bermuda	3.8%
Brazil	3.4%
Netherlands	2.0%
Luxembourg	1.9%
Marshall Islands	1.7%
Ireland	0.7%
United Kingdom	0.7%
Argentina	0.6%
Singapore	0.6%
India	0.0%**

*	Subject to change daily.
**	Amount is less than 0.1%.

Item 2. Controls and Procedures.

(a)	The registrant’ principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND

Date:	September 27, 2005	By:	/s/ Tracy V. Maitland
Tracy V. Maitland President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	September 27, 2005	By:	/s/ Tracy V. Maitland
Tracy V. Maitland President and Chief Executive Officer

Date:	September 27, 2005	By:	/s/ Robert White
Robert White Treasurer and Chief Financial Officer